Additional Information-Parent Company Only Condensed Financial Information balance sheet - Parenthetical (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed balance sheets of So-Young International Inc.
Ordinary shares authorized (in shares)	850,000,000
Class A Ordinary Shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	73,688,044	73,065,987
Ordinary shares, outstanding (in shares)	63,422,436	68,843,320
Class B Ordinary shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000
Ordinary shares | Class A Ordinary Shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	73,688,044	73,065,987
Ordinary shares, outstanding (in shares)	63,422,436	68,843,320
Ordinary shares | Class B Ordinary shares
Condensed balance sheets of So-Young International Inc.
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000